Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheets
Temporary equity, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	8,050,000	8,050,000	0
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	400,000,000	400,000,000	400,000,000
Common shares, shares issued	2,107,750	2,107,750	0
Common shares, shares outstanding	2,107,750	2,107,750	0